Related Party Transactions (Details) - Schedule of Accounts Receivable from Related Parties - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions (Details) - Schedule of Accounts Receivable from Related Parties [Line Items]
Total accounts receivable from related party	$ 108,188	$ 83,736
Shexian Ruibo [Member]
Related Party Transactions (Details) - Schedule of Accounts Receivable from Related Parties [Line Items]
Total accounts receivable from related party	26,851
Hunyuan Baiyang Food Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Accounts Receivable from Related Parties [Line Items]
Total accounts receivable from related party	35,986	37,048
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Accounts Receivable from Related Parties [Line Items]
Total accounts receivable from related party	$ 45,351	$ 46,688